Property Plant and Equipment - Schedule of Property Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	$ 116,928
Net book value	63,189	$ 116,928
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	201,184	291,609
Acquisition (note 5)	12,108
Additions	4,356	8,189
Transfers from CIP	0	0
Reclass to assets held for sale		(2,998)
Dispositions	(1,111)	(2,527)
Disposition of Bridge Farm (note 6)		(92,301)
Foreign currency translation		(788)
Net book value	216,537	201,184
Accumulated Amortization and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	84,256	9,625
Depreciation	9,249	12,209
Impairment	60,000	66,317
Dispositions	(157)	(257)
Disposition of Bridge Farm (note 6)		(3,603)
Foreign currency translation		(35)
Net book value	153,348	84,256
Right of Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	1,323
Net book value	6,717	1,323
Right of Use Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	1,894	16,509
Acquisition (note 5)	5,730
Additions	579	763
Transfers from CIP	0	0
Reclass to assets held for sale		0
Dispositions	(165)	(825)
Disposition of Bridge Farm (note 6)		(14,431)
Foreign currency translation		(122)
Net book value	8,038	1,894
Right of Use Assets | Accumulated Amortization and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	571	363
Depreciation	897	638
Impairment	0	0
Dispositions	(147)	(176)
Disposition of Bridge Farm (note 6)		(251)
Foreign currency translation		(3)
Net book value	1,321	571
Land
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	8,640
Net book value	12,388	8,640
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	8,640	26,606
Acquisition (note 5)	0
Additions	0	8
Transfers from CIP	3,748	509
Reclass to assets held for sale		(1,547)
Dispositions	0	(499)
Disposition of Bridge Farm (note 6)		(16,300)
Foreign currency translation		(137)
Net book value	12,388	8,640
Land | Accumulated Amortization and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	0	3
Depreciation	0	475
Impairment	0	0
Dispositions	0	0
Disposition of Bridge Farm (note 6)		(473)
Foreign currency translation		(5)
Net book value	0	0
Production Facilities
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	83,573
Net book value	24,953	83,573
Production Facilities | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	152,937	166,442
Acquisition (note 5)	4,169
Additions	593	213
Transfers from CIP	0	8,212
Reclass to assets held for sale		0
Dispositions	(468)	(162)
Disposition of Bridge Farm (note 6)		(21,587)
Foreign currency translation		(181)
Net book value	157,231	152,937
Production Facilities | Accumulated Amortization and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	69,364	5,400
Depreciation	2,914	6,249
Impairment	60,000	60,658
Dispositions	0	(37)
Disposition of Bridge Farm (note 6)		(2,879)
Foreign currency translation		(27)
Net book value	132,278	69,364
Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	20,394
Net book value	18,849	20,394
Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	28,894	24,021
Acquisition (note 5)	2,209
Additions	1,975	2,886
Transfers from CIP	0	2,287
Reclass to assets held for sale		0
Dispositions	(301)	(50)
Disposition of Bridge Farm (note 6)		(249)
Foreign currency translation		(1)
Net book value	32,777	28,894
Equipment | Accumulated Amortization and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	8,500	3,697
Depreciation	5,438	4,847
Impairment	0	0
Dispositions	(10)	(44)
Disposition of Bridge Farm (note 6)		0
Foreign currency translation		0
Net book value	13,928	8,500
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	2,998
Net book value	282	2,998
Construction in Progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	8,819	58,031
Acquisition (note 5)	0
Additions	1,209	4,319
Transfers from CIP	(3,748)	(11,008)
Reclass to assets held for sale		(1,451)
Dispositions	(177)	(991)
Disposition of Bridge Farm (note 6)		(39,734)
Foreign currency translation		(347)
Net book value	6,103	8,819
Construction in Progress | Accumulated Amortization and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	5,821	162
Depreciation	0	0
Impairment	0	5,659
Dispositions	0	0
Disposition of Bridge Farm (note 6)		0
Foreign currency translation		0
Net book value	$ 5,821	$ 5,821